UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-21990

Fidelity Commonwealth Trust II

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® International Enhanced Index Fund

November 30, 2018

IEI-QTLY-0119
1.870941.110

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Australia - 7.6%
AGL Energy Ltd.	153,369	$2,108,552
Australia & New Zealand Banking Group Ltd.	524,977	10,283,312
Bank of Queensland Ltd.	13,793	100,107
BHP Billiton Ltd.	707,712	15,724,934
BlueScope Steel Ltd.	174,638	1,433,430
Cimic Group Ltd.	83,880	2,489,100
Coca-Cola Amatil Ltd.	1,026,242	6,480,694
Cochlear Ltd.	4,989	617,273
Coles Group Ltd. (a)	357,834	3,062,644
Commonwealth Bank of Australia	57,670	3,002,416
Computershare Ltd.	261,081	3,463,457
CSL Ltd.	109,392	14,183,948
Macquarie Group Ltd.	105,348	8,810,209
National Australia Bank Ltd.	741,429	13,406,497
Rio Tinto Ltd.	152,873	8,187,932
Scentre Group unit	520,711	1,484,292
Sonic Healthcare Ltd.	208,920	3,481,552
South32 Ltd.	1,439,655	3,261,956
Telstra Corp. Ltd.	977,172	2,092,650
Wesfarmers Ltd.	357,834	8,262,076
Westpac Banking Corp.	180,374	3,435,269
Woolworths Group Ltd.	81,609	1,725,021

TOTAL AUSTRALIA		117,097,321

Austria - 0.1%
OMV AG	27,704	1,399,448
Raiffeisen International Bank-Holding AG	9,577	282,329

TOTAL AUSTRIA		1,681,777

Bailiwick of Jersey - 0.3%
Shire PLC	80,955	4,727,923
Belgium - 1.5%
Ageas	67,826	3,274,147
Colruyt NV	125,643	8,028,050
Solvay SA Class A	31,610	3,418,248
UCB SA	103,729	8,718,122

TOTAL BELGIUM		23,438,567

Bermuda - 0.2%
Dairy Farm International Holdings Ltd.	29,900	263,120
Hongkong Land Holdings Ltd.	145,606	947,895
Jardine Matheson Holdings Ltd.	2,049	135,295
Kerry Properties Ltd.	344,000	1,180,521
Li & Fung Ltd.	306,000	62,577

TOTAL BERMUDA		2,589,408

Cayman Islands - 0.8%
Cheung Kong Property Holdings Ltd.	689,000	4,962,315
CK Hutchison Holdings Ltd.	749,000	7,830,803
WH Group Ltd. (b)	319,500	233,173

TOTAL CAYMAN ISLANDS		13,026,291

Denmark - 1.8%
Carlsberg A/S Series B	1,921	212,718
Coloplast A/S Series B	6,557	625,220
H Lundbeck A/S	164,600	6,758,826
Novo Nordisk A/S Series B	380,154	17,681,513
Tryg A/S	37,235	926,293
William Demant Holding A/S (a)	41,802	1,220,621

TOTAL DENMARK		27,425,191

Finland - 1.8%
Neste Oyj	104,812	8,189,752
Nordea Bank ABP (a)	605,778	5,375,954
Sampo Oyj (A Shares)	2,620	116,953
Stora Enso Oyj (R Shares)	472,728	6,023,399
UPM-Kymmene Corp.	278,576	7,420,795

TOTAL FINLAND		27,126,853

France - 10.7%
Arkema SA	54,059	5,128,576
Atos Origin SA	100,866	8,564,280
AXA SA	293,807	7,154,849
bioMerieux SA	8,029	566,284
BNP Paribas SA	141,403	7,103,654
Bouygues SA	36,014	1,384,598
Casino Guichard Perrachon SA (c)	73,799	3,334,395
CNP Assurances	87,735	2,008,347
Credit Agricole SA	311,265	3,868,364
Dassault Aviation SA	718	1,097,345
Dassault Systemes SA	23,908	2,869,022
EDF SA	5,151	84,614
Eiffage SA	49,126	4,672,818
ENGIE	84,113	1,182,686
Eutelsat Communications	75,576	1,610,659
Faurecia SA	52,047	2,028,109
Hermes International SCA	14,746	7,974,698
Ipsen SA	11,653	1,499,971
Kering SA	26,259	11,415,481
L'Oreal SA	63,318	14,902,752
LVMH Moet Hennessy - Louis Vuitton SA	6,500	1,858,427
Orange SA	388,487	6,667,461
Peugeot Citroen SA	419,643	9,216,510
Renault SA	132,052	9,276,231
Rexel SA	260,275	3,121,894
Safran SA	49,344	6,176,321
Sanofi SA	44,926	4,073,005
Societe Generale Series A	151,139	5,550,536
SR Teleperformance SA	661	109,404
Thales SA	31,902	3,911,390
Total SA	414,192	23,037,258
Ubisoft Entertainment SA (a)	4,576	373,179
Valeo SA	60,635	1,730,364
Veolia Environnement SA	88,468	1,880,403
VINCI SA	7,034	613,786

TOTAL FRANCE		166,047,671

Germany - 7.7%
Allianz SE	57,060	12,099,681
BASF AG	205,530	15,029,798
Bayer AG	2,031	149,036
Bayerische Motoren Werke AG (BMW)	20,484	1,674,545
Continental AG	60,539	9,148,059
Covestro AG (b)	141,227	8,131,654
Deutsche Borse AG	40,357	5,169,409
Deutsche Telekom AG	443,928	7,805,789
Evonik Industries AG	24,943	670,652
Fresenius SE & Co. KGaA	84,506	4,803,216
Hannover Reuck SE	16,449	2,284,909
Metro AG	798,043	3,724,984
Metro Wholesale & Food Specialist AG	270,357	4,148,795
MTU Aero Engines Holdings AG	28,214	5,864,380
Muenchener Rueckversicherungs AG	22,151	4,812,305
ProSiebenSat.1 Media AG	102,841	2,089,091
SAP SE	69,047	7,151,660
Schaeffler AG	659,425	5,673,666
Siemens AG	154,930	18,030,007

TOTAL GERMANY		118,461,636

Hong Kong - 1.8%
AIA Group Ltd.	475,600	3,881,270
BOC Hong Kong (Holdings) Ltd.	27,000	105,253
CLP Holdings Ltd.	26,500	292,130
Henderson Land Development Co. Ltd.	546,736	2,809,150
New World Development Co. Ltd.	933,000	1,254,494
Sun Hung Kai Properties Ltd.	575,500	8,227,497
Swire Pacific Ltd. (A Shares)	48,500	536,203
Swire Properties Ltd.	68,000	236,835
Techtronic Industries Co. Ltd.	115,500	621,492
Wharf Holdings Ltd.	2,519,000	6,745,022
Wheelock and Co. Ltd.	572,000	3,282,566

TOTAL HONG KONG		27,991,912

Ireland - 0.0%
Smurfit Kappa Group PLC	6,614	178,507
Isle of Man - 0.2%
Genting Singapore Ltd.	5,151,200	3,642,149
Italy - 1.7%
Assicurazioni Generali SpA	256,081	4,316,750
Eni SpA	773,144	12,474,937
Intesa Sanpaolo SpA	709,074	1,647,150
Poste Italiane SpA (b)	362,213	2,749,051
Terna SpA	650,874	3,638,587
UniCredit SpA	48,919	630,570

TOTAL ITALY		25,457,045

Japan - 24.8%
Aisin Seiki Co. Ltd.	97,800	3,868,405
Alfresa Holdings Corp.	20,400	542,730
Asahi Kasei Corp.	853,000	9,340,431
Astellas Pharma, Inc.	726,400	11,193,673
Bandai Namco Holdings, Inc.	19,700	827,811
Bridgestone Corp.	51,400	2,082,897
Brother Industries Ltd.	282,500	4,720,984
Canon, Inc.	385,400	10,936,905
Central Japan Railway Co.	4,300	883,562
Chugai Pharmaceutical Co. Ltd.	54,900	3,757,856
Dai Nippon Printing Co. Ltd.	80,400	1,859,934
Dai-ichi Mutual Life Insurance Co.	352,800	6,147,544
Daicel Chemical Industries Ltd.	77,900	871,541
Eisai Co. Ltd.	117,300	10,762,274
Electric Power Development Co. Ltd.	66,100	1,701,486
Fast Retailing Co. Ltd.	4,500	2,340,484
Fujifilm Holdings Corp.	237,800	9,447,897
Fujitsu Ltd.	141,500	8,709,514
Hakuhodo DY Holdings, Inc.	85,100	1,302,945
Hitachi Ltd.	373,500	10,818,553
Honda Motor Co. Ltd.	461,500	13,019,372
Hoya Corp.	170,300	10,351,672
Itochu Corp.	190,300	3,379,684
Japan Post Holdings Co. Ltd.	810,700	9,869,950
JTEKT Corp.	151,300	1,924,655
JX Holdings, Inc.	1,367,600	8,268,369
Kakaku.com, Inc.	18,900	380,281
KDDI Corp.	105,200	2,471,854
Kikkoman Corp.	19,500	1,137,207
Kobayashi Pharmaceutical Co. Ltd.	3,400	236,621
Konica Minolta, Inc.	650,200	5,853,891
Kose Corp.	7,800	1,163,318
Lion Corp.	44,500	877,730
Marubeni Corp.	1,064,300	7,946,036
Mazda Motor Corp.	145,900	1,561,705
Medipal Holdings Corp.	210,300	4,816,808
Mitsubishi Chemical Holdings Corp.	1,078,200	8,820,125
Mitsubishi Corp.	362,500	9,778,223
Mitsubishi UFJ Financial Group, Inc.	505,900	2,767,986
Mitsubishi UFJ Lease & Finance Co. Ltd.	120,500	657,089
Mitsui & Co. Ltd.	678,500	10,606,512
Mizuho Financial Group, Inc.	7,345,100	12,183,035
MS&AD Insurance Group Holdings, Inc.	35,000	1,062,194
NEC Corp.	84,700	2,626,472
Nexon Co. Ltd. (a)	169,700	2,006,232
Nippon Telegraph & Telephone Corp.	262,800	10,840,776
NKSJ Holdings, Inc.	60,900	2,353,058
NTT DOCOMO, Inc.	317,700	7,370,506
ORIX Corp.	513,300	8,317,979
Pola Orbis Holdings, Inc.	37,400	1,055,957
Recruit Holdings Co. Ltd.	97,100	2,671,394
Resona Holdings, Inc.	319,900	1,696,232
Seven & i Holdings Co. Ltd.	250,400	10,903,644
Shionogi & Co. Ltd.	151,200	10,000,525
Shiseido Co. Ltd.	122,000	7,763,978
SoftBank Corp.	400	33,768
Sony Corp.	243,400	12,862,440
Subaru Corp.	41,800	929,053
Sumitomo Chemical Co. Ltd.	1,626,600	8,826,900
Sumitomo Corp.	615,900	9,459,734
Sumitomo Mitsui Financial Group, Inc.	363,400	13,378,506
Suzuken Co. Ltd.	30,300	1,630,912
Suzuki Motor Corp.	175,700	8,752,883
Taisei Corp.	62,300	2,738,642
Teijin Ltd.	39,000	673,391
Tokyo Electric Power Co., Inc. (a)	1,451,900	8,812,572
Tokyo Gas Co. Ltd.	47,700	1,228,901
Toyota Motor Corp.	391,900	23,690,901
Toyota Tsusho Corp.	34,600	1,194,838
Trend Micro, Inc.	12,100	693,926

TOTAL JAPAN		383,765,863

Luxembourg - 0.1%
ArcelorMittal SA (Netherlands)	31,832	721,281
RTL Group SA	17,643	1,055,607

TOTAL LUXEMBOURG		1,776,888

Multi-National - 0.0%
HKT Trust/HKT Ltd. unit	130,000	188,088
Netherlands - 4.7%
ABN AMRO Group NV GDR	138,009	3,518,525
AEGON NV	546,594	3,043,410
ASML Holding NV (Netherlands)	2,282	390,058
EXOR NV	52,616	3,091,505
Fiat Chrysler Automobiles NV	581,436	9,591,927
Heineken Holding NV	40,579	3,580,983
ING Groep NV (Certificaten Van Aandelen)	272,020	3,294,628
Koninklijke Ahold Delhaize NV	442,367	11,370,748
Koninklijke KPN NV	1,162,616	3,448,890
NN Group NV	82,191	3,495,830
NXP Semiconductors NV	21,586	1,799,625
STMicroelectronics NV (France)	514,281	7,617,488
Unilever NV (Certificaten Van Aandelen) (Bearer)	152,533	8,464,714
Wolters Kluwer NV	160,896	9,712,257

TOTAL NETHERLANDS		72,420,588

New Zealand - 0.0%
Fisher & Paykel Healthcare Corp.	56,902	520,222
Spark New Zealand Ltd.	18,076	52,560

TOTAL NEW ZEALAND		572,782

Norway - 1.8%
Aker Bp ASA	39,332	1,114,769
DNB ASA	108,556	1,862,977
Equinor ASA	463,976	10,823,596
Marine Harvest ASA	319,603	7,477,985
Orkla ASA	82,494	681,463
Telenor ASA	294,452	5,711,692

TOTAL NORWAY		27,672,482

Portugal - 0.4%
Galp Energia SGPS SA Class B	347,883	5,716,564
Singapore - 0.8%
ComfortDelgro Corp. Ltd.	2,690,500	4,118,412
Oversea-Chinese Banking Corp. Ltd.	297,455	2,441,390
Singapore Technologies Engineering Ltd.	52,500	135,852
United Overseas Bank Ltd.	42,200	773,621
Yangzijiang Shipbuilding Holdings Ltd.	5,848,300	5,286,021

TOTAL SINGAPORE		12,755,296

Spain - 3.1%
ACS Actividades de Construccion y Servicios SA	207,920	7,992,499
Amadeus IT Holding SA Class A	147,632	10,572,909
Banco Bilbao Vizcaya Argentaria SA	368,364	2,092,769
Banco Santander SA (Spain)	1,675,319	7,958,484
International Consolidated Airlines Group SA	325,723	2,603,382
MAPFRE SA (Reg.)	918,133	2,624,531
Red Electrica Corporacion SA	48,738	1,052,014
Telefonica SA	1,421,656	12,789,792

TOTAL SPAIN		47,686,380

Sweden - 2.3%
Epiroc AB:
Class A (a)	196,244	1,606,616
Class B (a)	102,999	827,735
Hexagon AB (B Shares)	77,852	3,876,501
ICA Gruppen AB	10,279	372,831
Sandvik AB	642,980	9,534,890
Securitas AB (B Shares)	127,718	2,150,694
SKF AB (B Shares)	57,407	906,162
Swedbank AB (A Shares)	3,682	85,542
Swedish Match Co. AB	163,754	6,392,839
Volvo AB (B Shares)	741,700	10,314,458

TOTAL SWEDEN		36,068,268

Switzerland - 8.5%
Baloise Holdings AG	12,799	1,880,680
Barry Callebaut AG	593	1,003,717
Credit Suisse Group AG	118,224	1,397,852
Nestle SA (Reg. S)	452,487	38,603,014
Novartis AG	332,427	30,351,059
Partners Group Holding AG	1,451	950,583
Roche Holding AG (participation certificate)	112,382	29,172,589
SGS SA (Reg.)	2,792	6,612,154
Sonova Holding AG Class B	14,063	2,271,223
Swiss Life Holding AG	9,333	3,661,081
Swiss Re Ltd.	11,229	1,025,733
Swisscom AG	237	113,702
Temenos Group AG	15,304	1,894,905
UBS Group AG	286,326	3,867,644
Zurich Insurance Group AG	25,118	7,895,233

TOTAL SWITZERLAND		130,701,169

United Kingdom - 16.6%
3i Group PLC	230,774	2,451,316
Admiral Group PLC	25,984	690,015
Anglo American PLC (United Kingdom)	474,303	9,465,809
AstraZeneca PLC (United Kingdom)	49,254	3,835,367
Auto Trader Group PLC (b)	71,012	397,920
Aviva PLC	839,263	4,362,828
BAE Systems PLC	1,561,893	9,818,618
Barclays PLC	3,031,554	6,294,932
Barratt Developments PLC	1,136,857	6,695,614
Berkeley Group Holdings PLC	111,028	4,564,062
BHP Billiton PLC	645,360	12,426,580
BP PLC	1,413,436	9,400,056
British American Tobacco PLC (United Kingdom)	89,632	3,138,179
BT Group PLC	3,264,585	10,924,649
Bunzl PLC	71,943	2,214,829
Burberry Group PLC	377,782	8,551,870
Centrica PLC	2,611,164	4,583,322
Diageo PLC	74,831	2,702,408
GlaxoSmithKline PLC	245,284	5,084,722
GlaxoSmithKline PLC sponsored ADR	351,766	14,728,442
HSBC Holdings PLC:
(United Kingdom)	304,111	2,586,624
sponsored ADR (c)	397,977	16,929,942
Imperial Tobacco Group PLC	272,929	8,381,493
Legal & General Group PLC	928,259	2,896,761
Lloyds Banking Group PLC	11,418,667	8,082,031
Marks & Spencer Group PLC	1,743,280	6,501,963
Meggitt PLC	270,191	1,784,115
Mondi PLC	56,541	1,231,650
Next PLC	6,507	406,369
Persimmon PLC	286,450	6,935,169
Prudential PLC	186,272	3,672,140
RELX PLC	79,708	1,658,096
RELX PLC	78,702	1,638,522
Rio Tinto PLC	197,637	9,032,434
Royal Dutch Shell PLC:
Class A (United Kingdom)	369,563	11,197,046
Class B (United Kingdom)	566,759	17,355,984
Royal Mail PLC	1,013,767	4,131,153
Smith & Nephew PLC	50,041	913,274
Standard Chartered PLC (United Kingdom)	59,146	459,285
Tate & Lyle PLC	837,160	7,659,273
Taylor Wimpey PLC	2,188,118	3,736,201
Tesco PLC	529,717	1,337,127
Unilever PLC	2,529	137,057
Vodafone Group PLC	6,674,143	14,420,431
WM Morrison Supermarkets PLC	273,797	828,953

TOTAL UNITED KINGDOM		256,244,631

TOTAL COMMON STOCKS
(Cost $1,618,690,585)		1,534,461,250
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.11% 1/3/19(d)
(Cost $948,183)	950,000	948,170
	Shares	Value

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 2.27% (e)	5,747,109	5,748,259
Fidelity Securities Lending Cash Central Fund 2.27% (e)(f)	15,041,593	15,043,098
TOTAL MONEY MARKET FUNDS
(Cost $20,791,357)		20,791,357
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $1,640,430,125)		1,556,200,777
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(10,455,292)
NET ASSETS - 100%		$1,545,745,485

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	131	Dec. 2018	$11,896,765	$102,834	$102,834

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,511,798 or 0.7% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $768,516.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$41,849
Fidelity Securities Lending Cash Central Fund	23,213
Total	$65,062

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$94,148,522	$15,470,185	$78,678,337	$--
Consumer Discretionary	193,228,494	131,215,653	62,012,841	--
Consumer Staples	167,662,601	113,280,102	54,382,499	--
Energy	108,977,779	35,512,498	73,465,281	--
Financials	274,217,049	142,874,836	131,342,213	--
Health Care	209,039,858	97,054,481	111,985,377	--
Industrials	190,926,820	148,295,589	42,631,231	--
Information Technology	102,008,047	75,911,936	26,096,111	--
Materials	136,020,023	83,806,277	52,213,746	--
Real Estate	31,666,790	23,439,293	8,227,497	--
Utilities	26,565,267	25,513,253	1,052,014	--
Government Obligations	948,170	--	948,170	--
Money Market Funds	20,791,357	20,791,357	--	--
Total Investments in Securities:	$1,556,200,777	$913,165,460	$643,035,317	$--
Derivative Instruments:
Assets
Futures Contracts	$102,834	$102,834	$--	$--
Total Assets	$102,834	$102,834	$--	$--
Total Derivative Instruments:	$102,834	$102,834	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended November 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$51,127,106
Level 2 to Level 1	$10,962,243

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Large Cap Core Enhanced Index Fund

November 30, 2018

CEI-QTLY-0119
1.859522.111

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
COMMUNICATION SERVICES - 11.4%
Diversified Telecommunication Services - 3.0%
AT&T, Inc.	357,282	$11,161,490
CenturyLink, Inc.	8,273	155,532
Verizon Communications, Inc.	199,956	12,057,347
		23,374,369
Entertainment - 2.0%
Cinemark Holdings, Inc.	57,265	2,197,258
Netflix, Inc. (a)	11,460	3,279,050
The Walt Disney Co.	81,865	9,454,589
Twenty-First Century Fox, Inc. Class A	11,995	593,393
Viacom, Inc. Class B (non-vtg.)	1,157	35,705
		15,559,995
Interactive Media & Services - 4.3%
Alphabet, Inc.:
Class A (a)	9,665	10,724,767
Class C (a)	11,583	12,676,783
Facebook, Inc. Class A (a)	66,549	9,357,455
		32,759,005
Media - 2.1%
AMC Networks, Inc. Class A (a)(b)	6,690	400,463
Comcast Corp. Class A	252,190	9,837,932
DISH Network Corp. Class A (a)	12,686	415,593
Interpublic Group of Companies, Inc.	27,306	641,691
Omnicom Group, Inc.	55,699	4,287,152
Tribune Media Co. Class A	14,464	582,321
		16,165,152
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. (a)	2,655	181,735

TOTAL COMMUNICATION SERVICES		88,040,256

CONSUMER DISCRETIONARY - 9.2%
Auto Components - 0.5%
Gentex Corp.	175,562	3,953,656
Automobiles - 0.5%
Ford Motor Co.	367,893	3,461,873
Hotels, Restaurants & Leisure - 0.1%
Hilton Worldwide Holdings, Inc.	1,589	120,033
McDonald's Corp.	3,320	625,853
Yum! Brands, Inc.	3,516	324,246
		1,070,132
Household Durables - 0.0%
PulteGroup, Inc.	5,772	153,073
Toll Brothers, Inc.	1,373	45,268
		198,341
Internet & Direct Marketing Retail - 3.3%
Amazon.com, Inc. (a)	13,382	22,617,855
eBay, Inc. (a)	99,442	2,968,344
		25,586,199
Multiline Retail - 0.8%
Kohl's Corp.	47,018	3,158,199
Macy's, Inc.	55,555	1,901,092
Target Corp.	15,943	1,131,315
		6,190,606
Specialty Retail - 2.9%
Best Buy Co., Inc.	35,195	2,273,245
Dick's Sporting Goods, Inc.	23,937	861,253
Gap, Inc.	12,360	337,304
Home Depot, Inc.	53,253	9,602,581
Lowe's Companies, Inc.	3,992	376,725
Ross Stores, Inc.	44,785	3,923,166
TJX Companies, Inc.	94,789	4,630,443
		22,004,717
Textiles, Apparel & Luxury Goods - 1.1%
Deckers Outdoor Corp. (a)	16,585	2,209,785
NIKE, Inc. Class B	61,254	4,601,400
Ralph Lauren Corp.	14,317	1,594,914
		8,406,099

TOTAL CONSUMER DISCRETIONARY		70,871,623

CONSUMER STAPLES - 6.8%
Beverages - 1.5%
PepsiCo, Inc.	79,568	9,702,522
The Coca-Cola Co.	45,770	2,306,808
		12,009,330
Food & Staples Retailing - 2.5%
Costco Wholesale Corp.	30,309	7,009,866
Kroger Co.	32,582	966,382
Walgreens Boots Alliance, Inc.	32,723	2,770,656
Walmart, Inc.	84,990	8,299,274
		19,046,178
Food Products - 0.6%
Archer Daniels Midland Co.	99,736	4,589,851
Household Products - 2.1%
Colgate-Palmolive Co.	73,924	4,695,652
Kimberly-Clark Corp.	2,249	259,467
Procter & Gamble Co.	123,360	11,658,754
		16,613,873
Tobacco - 0.1%
Altria Group, Inc.	2,761	151,386
Philip Morris International, Inc.	6,415	555,090
		706,476

TOTAL CONSUMER STAPLES		52,965,708

ENERGY - 5.5%
Oil, Gas & Consumable Fuels - 5.5%
Chevron Corp.	93,227	11,088,419
ConocoPhillips Co.	94,421	6,248,782
Exxon Mobil Corp.	182,967	14,545,877
HollyFrontier Corp.	54,530	3,406,489
Marathon Petroleum Corp.	39,685	2,585,875
PBF Energy, Inc. Class A	2,259	87,378
Peabody Energy Corp.	45,811	1,426,555
Phillips 66 Co.	8,298	776,029
Valero Energy Corp.	32,188	2,571,821
		42,737,225
FINANCIALS - 12.4%
Banks - 6.5%
Bank of America Corp.	432,989	12,296,888
CIT Group, Inc.	29,666	1,377,392
Citigroup, Inc.	126,152	8,173,388
JPMorgan Chase & Co.	143,161	15,918,072
M&T Bank Corp.	4,278	723,025
Wells Fargo & Co.	213,712	11,600,287
		50,089,052
Capital Markets - 0.9%
BlackRock, Inc. Class A	1,556	665,984
LPL Financial	20,787	1,333,902
Morgan Stanley	88,831	3,943,208
SEI Investments Co.	11,877	637,795
State Street Corp.	7,874	574,959
		7,155,848
Consumer Finance - 1.0%
American Express Co.	42,399	4,760,136
Capital One Financial Corp.	10,212	915,812
Discover Financial Services	33,627	2,397,605
Synchrony Financial	7,520	195,370
		8,268,923
Diversified Financial Services - 1.3%
Berkshire Hathaway, Inc. Class B (a)	44,140	9,633,114
Linde PLC	1,576	250,663
		9,883,777
Insurance - 1.9%
AFLAC, Inc.	52,016	2,379,212
Allstate Corp.	40,468	3,609,341
American National Insurance Co.	3,203	408,735
First American Financial Corp.	58,358	2,820,442
Hartford Financial Services Group, Inc.	3,556	157,140
Progressive Corp.	77,927	5,165,781
		14,540,651
Mortgage Real Estate Investment Trusts - 0.8%
Annaly Capital Management, Inc.	377,561	3,790,712
MFA Financial, Inc.	327,599	2,375,093
		6,165,805

TOTAL FINANCIALS		96,104,056

HEALTH CARE - 17.0%
Biotechnology - 3.5%
AbbVie, Inc.	92,999	8,767,016
Amgen, Inc.	41,022	8,542,832
Biogen, Inc. (a)	10,935	3,649,228
Celgene Corp. (a)	54,948	3,968,345
Genomic Health, Inc. (a)	2,992	236,518
Gilead Sciences, Inc.	2,987	214,885
Regeneron Pharmaceuticals, Inc. (a)	5,506	2,013,269
		27,392,093
Health Care Equipment & Supplies - 1.3%
Abbott Laboratories	90,406	6,694,564
Baxter International, Inc.	25,634	1,757,211
Boston Scientific Corp. (a)	24,294	915,155
Medtronic PLC	1,078	105,137
ResMed, Inc.	5,457	610,038
Varian Medical Systems, Inc. (a)	811	100,069
		10,182,174
Health Care Providers & Services - 5.1%
Amedisys, Inc. (a)	8,560	1,166,300
Anthem, Inc.	21,297	6,177,621
Cigna Corp.	26,333	5,882,266
CVS Health Corp.	81,890	6,567,578
Express Scripts Holding Co. (a)	7,316	742,355
HCA Holdings, Inc.	309	44,493
Humana, Inc.	16,233	5,348,287
Quest Diagnostics, Inc.	10,948	969,664
UnitedHealth Group, Inc.	45,893	12,912,454
		39,811,018
Health Care Technology - 0.1%
Veeva Systems, Inc. Class A (a)	4,421	425,123
Pharmaceuticals - 7.0%
Allergan PLC	5,221	817,609
Bristol-Myers Squibb Co.	124,844	6,674,160
Eli Lilly & Co.	57,758	6,852,409
Jazz Pharmaceuticals PLC (a)	1,376	208,051
Johnson & Johnson	106,013	15,573,310
Merck & Co., Inc.	138,207	10,965,343
Pfizer, Inc.	277,471	12,827,484
		53,918,366

TOTAL HEALTH CARE		131,728,774

INDUSTRIALS - 7.8%
Aerospace & Defense - 1.7%
Raytheon Co.	19,516	3,421,935
The Boeing Co.	28,295	9,811,574
		13,233,509
Commercial Services & Supplies - 0.8%
KAR Auction Services, Inc.	44,004	2,514,389
Republic Services, Inc.	46,395	3,588,189
		6,102,578
Construction & Engineering - 0.5%
EMCOR Group, Inc.	51,223	3,732,108
Electrical Equipment - 0.1%
Emerson Electric Co.	11,415	770,741
Industrial Conglomerates - 0.3%
3M Co.	320	66,534
Honeywell International, Inc.	13,003	1,908,190
		1,974,724
Machinery - 2.4%
AGCO Corp.	65,371	3,901,341
Allison Transmission Holdings, Inc.	55,840	2,630,622
Caterpillar, Inc.	44,992	6,104,065
Cummins, Inc.	32,000	4,833,920
Pentair PLC	29,110	1,242,997
		18,712,945
Professional Services - 0.5%
Robert Half International, Inc.	65,378	4,042,322
Road & Rail - 0.8%
Union Pacific Corp.	40,864	6,284,066
Trading Companies & Distributors - 0.7%
W.W. Grainger, Inc.	14,455	4,539,448
WESCO International, Inc. (a)	18,676	997,485
		5,536,933

TOTAL INDUSTRIALS		60,389,926

INFORMATION TECHNOLOGY - 21.4%
Communications Equipment - 2.0%
Cisco Systems, Inc.	232,432	11,126,520
F5 Networks, Inc. (a)	2,812	483,580
Juniper Networks, Inc.	133,344	3,828,306
		15,438,406
Electronic Equipment & Components - 0.8%
CDW Corp.	11,872	1,100,297
FLIR Systems, Inc.	853	39,119
Keysight Technologies, Inc. (a)	62,648	3,872,899
SYNNEX Corp.	3,422	276,292
Zebra Technologies Corp. Class A (a)	2,901	521,600
		5,810,207
IT Services - 4.9%
Alliance Data Systems Corp.	4,809	963,531
Automatic Data Processing, Inc.	467	68,845
Booz Allen Hamilton Holding Corp. Class A	16,783	861,136
Cognizant Technology Solutions Corp. Class A	1,692	120,521
DXC Technology Co.	68,744	4,333,622
IBM Corp.	60,907	7,568,913
MasterCard, Inc. Class A	35,858	7,209,968
Maximus, Inc.	27,130	1,929,486
Paychex, Inc.	59,595	4,216,942
Visa, Inc. Class A	77,648	11,003,498
		38,276,462
Semiconductors & Semiconductor Equipment - 2.7%
Intel Corp.	232,524	11,465,758
Lam Research Corp.	27,162	4,263,348
Micron Technology, Inc. (a)	91,591	3,531,749
Qualcomm, Inc.	7,372	429,493
Texas Instruments, Inc.	12,777	1,275,783
		20,966,131
Software - 5.4%
Adobe, Inc. (a)	10,098	2,533,487
Cadence Design Systems, Inc. (a)	62,242	2,803,380
Citrix Systems, Inc.	1,628	177,403
Intuit, Inc.	12,972	2,782,883
Microsoft Corp.	281,578	31,224,177
Oracle Corp.	40,822	1,990,481
Red Hat, Inc. (a)	1,408	251,412
		41,763,223
Technology Hardware, Storage & Peripherals - 5.6%
Apple, Inc.	168,685	30,123,767
HP, Inc.	134,805	3,100,515
NetApp, Inc.	36,129	2,415,946
Seagate Technology LLC	85,439	3,681,567
Western Digital Corp.	66,317	3,010,129
Xerox Corp.	35,100	944,892
		43,276,816

TOTAL INFORMATION TECHNOLOGY		165,531,245

MATERIALS - 2.6%
Chemicals - 1.1%
Celanese Corp. Class A	4,904	494,961
CF Industries Holdings, Inc.	79,577	3,357,354
DowDuPont, Inc.	9,546	552,236
Eastman Chemical Co.	6,909	544,567
Huntsman Corp.	170,828	3,454,142
Westlake Chemical Corp.	5,448	394,926
		8,798,186
Metals & Mining - 1.2%
Freeport-McMoRan, Inc.	368,777	4,403,197
Nucor Corp.	74,129	4,478,133
		8,881,330
Paper & Forest Products - 0.3%
Domtar Corp.	32,527	1,417,527
Louisiana-Pacific Corp.	53,256	1,217,432
		2,634,959

TOTAL MATERIALS		20,314,475

REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.2%
National Retail Properties, Inc.	10,182	509,711
Park Hotels & Resorts, Inc.	13,342	411,200
Public Storage	199	42,439
RLJ Lodging Trust	50,735	1,031,950
Senior Housing Properties Trust (SBI)	20,089	276,425
Simon Property Group, Inc.	10,133	1,881,597
Spirit Realty Capital, Inc.	105,864	785,511
Weyerhaeuser Co.	162,911	4,302,480
		9,241,313
UTILITIES - 2.6%
Electric Utilities - 1.6%
Exelon Corp.	117,712	5,460,660
OGE Energy Corp.	98,109	3,887,079
Portland General Electric Co.	42,430	2,043,005
PPL Corp.	34,084	1,042,630
		12,433,374
Gas Utilities - 0.2%
UGI Corp.	25,417	1,460,207
Independent Power and Renewable Electricity Producers - 0.5%
NRG Energy, Inc.	103,483	3,976,852
Multi-Utilities - 0.3%
CenterPoint Energy, Inc.	45,449	1,273,026
MDU Resources Group, Inc.	29,785	788,409
		2,061,435

TOTAL UTILITIES		19,931,868

TOTAL COMMON STOCKS
(Cost $616,796,530)		757,856,469
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.1% to 2.13% 1/3/19 (c)
(Cost $898,268)	900,000	898,266
	Shares	Value

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 2.27% (d)	16,428,723	$16,432,009
Fidelity Securities Lending Cash Central Fund 2.27% (d)(e)	399,710	399,750
TOTAL MONEY MARKET FUNDS
(Cost $16,831,759)		16,831,759
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $634,526,557)		775,586,494
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(1,723,004)
NET ASSETS - 100%		$773,863,490

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	114	Dec. 2018	$15,722,310	$342,175	$342,175

The notional amount of futures purchased as a percentage of Net Assets is 2.0%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $842,374.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$109,378
Fidelity Securities Lending Cash Central Fund	398
Total	$109,776

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$88,040,256	$88,040,256	$--	$--
Consumer Discretionary	70,871,623	70,871,623	--	--
Consumer Staples	52,965,708	52,965,708	--	--
Energy	42,737,225	42,737,225	--	--
Financials	96,104,056	96,104,056	--	--
Health Care	131,728,774	131,728,774	--	--
Industrials	60,389,926	60,389,926	--	--
Information Technology	165,531,245	165,531,245	--	--
Materials	20,314,475	20,314,475	--	--
Real Estate	9,241,313	9,241,313	--	--
Utilities	19,931,868	19,931,868	--	--
U.S. Government and Government Agency Obligations	898,266	--	898,266	--
Money Market Funds	16,831,759	16,831,759	--	--
Total Investments in Securities:	$775,586,494	$774,688,228	$898,266	$--
Derivative Instruments:
Assets
Futures Contracts	$342,175	$342,175	$--	$--
Total Assets	$342,175	$342,175	$--	$--
Total Derivative Instruments:	$342,175	$342,175	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Large Cap Growth Enhanced Index Fund

November 30, 2018

GEI-QTLY-0119
1.859523.111

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
COMMUNICATION SERVICES - 12.7%
Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	75,657	$4,562,117
Entertainment - 2.5%
Netflix, Inc. (a)	40,165	11,492,411
The Walt Disney Co.	133,163	15,378,995
		26,871,406
Interactive Media & Services - 8.0%
Alphabet, Inc.:
Class A (a)	25,089	27,840,009
Class C (a)	21,586	23,624,366
Facebook, Inc. Class A (a)	236,200	33,212,082
Yelp, Inc. (a)	57,997	1,952,759
		86,629,216
Media - 1.7%
AMC Networks, Inc. Class A (a)(b)	51,692	3,094,283
CBS Corp. Class B	8,040	435,607
Comcast Corp. Class A	147,262	5,744,691
Interpublic Group of Companies, Inc.	80,543	1,892,761
Nexstar Broadcasting Group, Inc. Class A	8,680	717,315
Omnicom Group, Inc. (b)	85,798	6,603,872
		18,488,529
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	19,997	1,368,795

TOTAL COMMUNICATION SERVICES		137,920,063

CONSUMER DISCRETIONARY - 14.8%
Auto Components - 0.5%
Gentex Corp.	264,146	5,948,568
Diversified Consumer Services - 0.3%
Grand Canyon Education, Inc. (a)	22,677	2,774,758
Hotels, Restaurants & Leisure - 0.4%
Extended Stay America, Inc. unit	85,203	1,550,695
Starbucks Corp.	25,996	1,734,453
U.S. Foods Holding Corp. (a)	16,512	547,868
		3,833,016
Household Durables - 0.2%
Toll Brothers, Inc.	62,084	2,046,909
Internet & Direct Marketing Retail - 6.3%
Amazon.com, Inc. (a)	36,702	62,032,619
eBay, Inc. (a)	112,741	3,365,319
The Booking Holdings, Inc. (a)	1,598	3,023,224
		68,421,162
Multiline Retail - 0.2%
Nordstrom, Inc.	50,050	2,646,144
Specialty Retail - 4.7%
Best Buy Co., Inc.	63,673	4,112,639
Gap, Inc.	43,344	1,182,858
Home Depot, Inc.	127,670	23,021,454
Lowe's Companies, Inc.	17,862	1,685,637
O'Reilly Automotive, Inc. (a)	11,149	3,866,250
Ross Stores, Inc.	80,280	7,032,528
Tiffany & Co., Inc.	11,363	1,034,033
TJX Companies, Inc.	175,784	8,587,048
Urban Outfitters, Inc. (a)	2,784	106,043
		50,628,490
Textiles, Apparel & Luxury Goods - 2.2%
Deckers Outdoor Corp. (a)	44,274	5,899,068
NIKE, Inc. Class B	176,610	13,266,943
Tapestry, Inc.	106,184	4,133,743
		23,299,754

TOTAL CONSUMER DISCRETIONARY		159,598,801

CONSUMER STAPLES - 4.1%
Beverages - 2.3%
PepsiCo, Inc.	145,125	17,696,543
The Coca-Cola Co.	144,793	7,297,567
		24,994,110
Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	19,800	4,579,344
Sysco Corp.	56,797	3,828,118
Walgreens Boots Alliance, Inc.	5,777	489,139
		8,896,601
Household Products - 0.7%
Colgate-Palmolive Co.	22,963	1,458,610
Procter & Gamble Co.	60,893	5,754,997
		7,213,607
Tobacco - 0.3%
Altria Group, Inc.	62,544	3,429,288

TOTAL CONSUMER STAPLES		44,533,606

ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Cheniere Energy, Inc. (a)	4,453	272,167
Marathon Petroleum Corp.	24,096	1,570,095
Parsley Energy, Inc. Class A (a)	127,687	2,570,339
PBF Energy, Inc. Class A	139,259	5,386,538
		9,799,139
FINANCIALS - 4.1%
Banks - 0.4%
Comerica, Inc.	20,973	1,660,642
East West Bancorp, Inc.	41,308	2,217,827
		3,878,469
Capital Markets - 1.8%
Evercore, Inc. Class A	15,496	1,279,350
LPL Financial	82,524	5,295,565
Morningstar, Inc.	15,936	1,882,679
MSCI, Inc.	30,797	4,837,901
SEI Investments Co.	82,156	4,411,777
State Street Corp.	25,294	1,846,968
		19,554,240
Consumer Finance - 1.1%
American Express Co.	60,903	6,837,580
Capital One Financial Corp.	10,915	978,857
Discover Financial Services	5,224	372,471
Synchrony Financial	149,635	3,887,517
		12,076,425
Insurance - 0.8%
Progressive Corp.	131,384	8,709,445
Thrifts & Mortgage Finance - 0.0%
Essent Group Ltd. (a)	12,706	489,943

TOTAL FINANCIALS		44,708,522

HEALTH CARE - 16.0%
Biotechnology - 6.1%
AbbVie, Inc.	179,268	16,899,594
Amgen, Inc.	79,755	16,608,979
Biogen, Inc. (a)	27,069	9,033,467
Celgene Corp. (a)	134,765	9,732,728
Genomic Health, Inc. (a)	10,925	863,621
Gilead Sciences, Inc.	64,110	4,612,073
Regeneron Pharmaceuticals, Inc. (a)	22,333	8,166,061
		65,916,523
Health Care Equipment & Supplies - 0.6%
Abbott Laboratories	49,176	3,641,483
Boston Scientific Corp. (a)	59,785	2,252,101
IDEXX Laboratories, Inc. (a)	1,200	244,512
Masimo Corp. (a)	2,915	321,874
		6,459,970
Health Care Providers & Services - 5.4%
Amedisys, Inc. (a)	15,176	2,067,730
Anthem, Inc.	12,608	3,657,203
Centene Corp. (a)	53,263	7,576,662
Cigna Corp.	30,752	6,869,382
CVS Health Corp.	1,771	142,034
Humana, Inc.	28,477	9,382,317
McKesson Corp.	1,189	148,031
UnitedHealth Group, Inc.	100,665	28,323,104
Wellcare Health Plans, Inc. (a)	138	35,173
		58,201,636
Life Sciences Tools & Services - 0.0%
Illumina, Inc. (a)	1,199	404,663
Pharmaceuticals - 3.9%
Bristol-Myers Squibb Co.	179,341	9,587,570
Eli Lilly & Co.	99,241	11,773,952
Jazz Pharmaceuticals PLC (a)	2,239	338,537
Johnson & Johnson	59,250	8,703,825
Merck & Co., Inc.	89,703	7,117,036
Pfizer, Inc.	104,321	4,822,760
		42,343,680

TOTAL HEALTH CARE		173,326,472

INDUSTRIALS - 10.3%
Aerospace & Defense - 2.2%
Curtiss-Wright Corp.	11,564	1,276,666
Lockheed Martin Corp.	1,336	401,374
Moog, Inc. Class A	1,239	108,351
Raytheon Co.	6,410	1,123,929
The Boeing Co.	61,621	21,367,698
		24,278,018
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	7,256	836,544
Airlines - 0.2%
Southwest Airlines Co.	43,112	2,354,346
Commercial Services & Supplies - 0.9%
KAR Auction Services, Inc.	104,719	5,983,644
Republic Services, Inc.	37,446	2,896,074
Tetra Tech, Inc.	5,977	364,358
		9,244,076
Construction & Engineering - 0.5%
EMCOR Group, Inc.	77,928	5,677,834
Industrial Conglomerates - 0.3%
3M Co.	13,213	2,747,247
Honeywell International, Inc.	3,681	540,187
		3,287,434
Machinery - 2.5%
Allison Transmission Holdings, Inc.	126,346	5,952,160
Caterpillar, Inc.	89,374	12,125,371
Cummins, Inc.	43,141	6,516,879
IDEX Corp.	5,335	733,029
Lincoln Electric Holdings, Inc.	15,392	1,322,942
PACCAR, Inc.	12,236	761,324
		27,411,705
Professional Services - 0.9%
Insperity, Inc.	37,502	3,751,700
Robert Half International, Inc.	100,201	6,195,428
		9,947,128
Road & Rail - 2.0%
CSX Corp.	111,994	8,134,124
Landstar System, Inc.	7,895	861,187
Union Pacific Corp.	80,839	12,431,421
		21,426,732
Trading Companies & Distributors - 0.7%
Univar, Inc. (a)	8,924	193,294
W.W. Grainger, Inc.	22,201	6,972,002
		7,165,296

TOTAL INDUSTRIALS		111,629,113

INFORMATION TECHNOLOGY - 33.3%
Communications Equipment - 1.0%
Cisco Systems, Inc.	86,623	4,146,643
F5 Networks, Inc. (a)	37,610	6,467,792
		10,614,435
Electronic Equipment & Components - 0.6%
Dell Technologies, Inc. (a)	3,958	417,490
Keysight Technologies, Inc. (a)	23,962	1,481,331
Zebra Technologies Corp. Class A (a)	26,169	4,705,186
		6,604,007
Internet Software & Services - 0.5%
CarGurus, Inc. Class A (a)	133,213	5,183,318
IT Services - 7.4%
Accenture PLC Class A	18,482	3,040,659
Alliance Data Systems Corp.	30,600	6,131,016
Automatic Data Processing, Inc.	395	58,231
GoDaddy, Inc. (a)	63,262	4,128,478
IBM Corp.	83,563	10,384,374
MasterCard, Inc. Class A	105,337	21,180,111
Maximus, Inc.	57,152	4,064,650
PayPal Holdings, Inc. (a)	32,902	2,823,321
Sabre Corp.	46,873	1,198,543
Visa, Inc. Class A	188,806	26,755,698
		79,765,081
Semiconductors & Semiconductor Equipment - 5.4%
Applied Materials, Inc.	210,865	7,861,047
Broadcom, Inc.	45,784	10,869,579
Intel Corp.	118,051	5,821,095
KLA-Tencor Corp.	55,267	5,447,116
Lam Research Corp.	51,110	8,022,226
Maxim Integrated Products, Inc.	106,571	5,959,450
Micron Technology, Inc. (a)	219,535	8,465,270
NVIDIA Corp.	15,247	2,491,817
ON Semiconductor Corp. (a)	7,958	152,634
Qualcomm, Inc.	16,714	973,758
Texas Instruments, Inc.	27,409	2,736,789
		58,800,781
Software - 10.5%
Adobe, Inc. (a)	64,365	16,148,535
Black Knight, Inc. (a)	4,525	205,164
Cadence Design Systems, Inc. (a)	38,007	1,711,835
Citrix Systems, Inc.	63,706	6,942,043
CommVault Systems, Inc. (a)	4,944	291,399
Fortinet, Inc. (a)	56,133	4,144,861
Intuit, Inc.	47,953	10,287,357
LogMeIn, Inc.	3,771	347,799
Microsoft Corp.	592,990	65,756,661
Oracle Corp.	32,984	1,608,300
Red Hat, Inc. (a)	8,769	1,565,793
Salesforce.com, Inc. (a)	33,329	4,758,048
Synopsys, Inc. (a)	2,345	215,599
		113,983,394
Technology Hardware, Storage & Peripherals - 7.9%
Apple, Inc.	392,382	70,071,576
HP, Inc.	216,740	4,985,020
NetApp, Inc.	99,496	6,653,298
Seagate Technology LLC	95,344	4,108,373
		85,818,267

TOTAL INFORMATION TECHNOLOGY		360,769,283

MATERIALS - 1.3%
Chemicals - 0.9%
Celanese Corp. Class A	37,276	3,762,267
CF Industries Holdings, Inc.	3,253	137,244
Westlake Chemical Corp.	77,784	5,638,562
		9,538,073
Metals & Mining - 0.4%
Steel Dynamics, Inc.	130,361	4,588,707

TOTAL MATERIALS		14,126,780

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
American Tower Corp.	2,252	370,431
Gaming & Leisure Properties	129,087	4,444,465
Weyerhaeuser Co.	181,748	4,799,965
		9,614,861
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	28,893	1,110,358
TOTAL COMMON STOCKS
(Cost $815,135,424)		1,067,136,998
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.11% to 2.13% 1/3/19 (c)
(Cost $998,075)	1,000,000	998,073
	Shares	Value

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 2.27% (d)	9,954,895	$9,956,886
Fidelity Securities Lending Cash Central Fund 2.27% (d)(e)	3,862,733	3,863,120
TOTAL MONEY MARKET FUNDS
(Cost $13,820,006)		13,820,006
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $829,953,505)		1,081,955,077
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,200,192
NET ASSETS - 100%		$1,083,155,269

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	113	Dec. 2018	$15,584,395	$299,824	$299,824

The notional amount of futures purchased as a percentage of Net Assets is 1.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $556,925.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$50,100
Fidelity Securities Lending Cash Central Fund	1,540
Total	$51,640

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$137,920,063	$137,920,063	$--	$--
Consumer Discretionary	159,598,801	159,598,801	--	--
Consumer Staples	44,533,606	44,533,606	--	--
Energy	9,799,139	9,799,139	--	--
Financials	44,708,522	44,708,522	--	--
Health Care	173,326,472	173,326,472	--	--
Industrials	111,629,113	111,629,113	--	--
Information Technology	360,769,283	360,769,283	--	--
Materials	14,126,780	14,126,780	--	--
Real Estate	9,614,861	9,614,861	--	--
Utilities	1,110,358	1,110,358	--	--
U.S. Government and Government Agency Obligations	998,073	--	998,073	--
Money Market Funds	13,820,006	13,820,006	--	--
Total Investments in Securities:	$1,081,955,077	$1,080,957,004	$998,073	$--
Derivative Instruments:
Assets
Futures Contracts	$299,824	$299,824	$--	$--
Total Assets	$299,824	$299,824	$--	$--
Total Derivative Instruments:	$299,824	$299,824	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Large Cap Value Enhanced Index Fund

November 30, 2018

VEI-QTLY-0119
1.859524.111

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
COMMUNICATION SERVICES - 8.9%
Diversified Telecommunication Services - 4.0%
AT&T, Inc.	2,621,876	$81,907,406
CenturyLink, Inc.	63,629	1,196,225
Verizon Communications, Inc.	1,100,534	66,362,200
		149,465,831
Entertainment - 1.0%
Cinemark Holdings, Inc.	23,853	915,240
The Walt Disney Co.	268,062	30,958,480
Viacom, Inc. Class B (non-vtg.)	142,166	4,387,243
		36,260,963
Media - 3.1%
Comcast Corp. Class A	1,770,390	69,062,914
Liberty Media Corp.:
Liberty SiriusXM Series A (a)	233,614	9,295,501
Liberty SiriusXM Series C (a)	255,627	10,255,755
News Corp. Class B	14,179	189,999
Omnicom Group, Inc. (b)	126,179	9,711,998
Tribune Media Co. Class A	486,421	19,583,309
		118,099,476
Wireless Telecommunication Services - 0.8%
T-Mobile U.S., Inc. (a)	298,203	20,411,995
Telephone & Data Systems, Inc.	236,537	8,451,467
U.S. Cellular Corp. (a)	9,605	536,535
		29,399,997

TOTAL COMMUNICATION SERVICES		333,226,267

CONSUMER DISCRETIONARY - 5.2%
Automobiles - 0.8%
Ford Motor Co.	2,997,409	28,205,619
Diversified Consumer Services - 0.0%
Frontdoor, Inc. (a)	31,562	735,079
Graham Holdings Co.	307	202,301
		937,380
Hotels, Restaurants & Leisure - 0.5%
Extended Stay America, Inc. unit	13,924	253,417
McDonald's Corp.	67,126	12,653,922
U.S. Foods Holding Corp. (a)	215,894	7,163,363
		20,070,702
Household Durables - 0.2%
Garmin Ltd.	104,216	6,947,039
Internet & Direct Marketing Retail - 0.6%
eBay, Inc. (a)	722,213	21,558,058
Multiline Retail - 1.3%
Kohl's Corp.	258,398	17,356,594
Macy's, Inc.	532,183	18,211,302
Target Corp.	197,318	14,001,685
		49,569,581
Specialty Retail - 1.0%
AutoNation, Inc. (a)	156,683	5,817,640
Best Buy Co., Inc.	43,272	2,794,938
Dick's Sporting Goods, Inc. (b)	446,196	16,054,132
Foot Locker, Inc.	14,186	800,090
Gap, Inc.	430,578	11,750,474
Penske Automotive Group, Inc.	17,051	743,424
Urban Outfitters, Inc. (a)	9,496	361,703
		38,322,401
Textiles, Apparel & Luxury Goods - 0.8%
Deckers Outdoor Corp. (a)	32,705	4,357,614
PVH Corp.	146,397	16,178,332
Ralph Lauren Corp.	20,675	2,303,195
Tapestry, Inc.	156,910	6,108,506
		28,947,647

TOTAL CONSUMER DISCRETIONARY		194,558,427

CONSUMER STAPLES - 9.2%
Beverages - 0.3%
PepsiCo, Inc.	83,246	10,151,017
Food & Staples Retailing - 3.2%
Kroger Co.	812,056	24,085,581
Walgreens Boots Alliance, Inc.	464,586	39,336,497
Walmart, Inc.	585,710	57,194,582
		120,616,660
Food Products - 2.8%
Archer Daniels Midland Co.	550,971	25,355,685
Conagra Brands, Inc.	419,294	13,559,968
General Mills, Inc.	131,867	5,579,293
Kellogg Co.	46,671	2,970,609
Mondelez International, Inc.	668,560	30,071,829
The Kraft Heinz Co.	70,525	3,605,238
Tyson Foods, Inc. Class A	383,171	22,587,930
		103,730,552
Household Products - 2.4%
Kimberly-Clark Corp.	34,334	3,961,114
Procter & Gamble Co.	900,566	85,112,493
		89,073,607
Tobacco - 0.5%
Philip Morris International, Inc.	216,279	18,714,622

TOTAL CONSUMER STAPLES		342,286,458

ENERGY - 8.3%
Oil, Gas & Consumable Fuels - 8.3%
Antero Resources Corp. (a)(b)	441,116	5,791,853
Chevron Corp.	689,186	81,971,783
ConocoPhillips Co.	609,381	40,328,835
EOG Resources, Inc.	8,661	894,768
Exxon Mobil Corp.	1,383,451	109,984,355
HollyFrontier Corp.	167,279	10,449,919
Kinder Morgan, Inc.	114,990	1,962,879
Marathon Oil Corp.	563,977	9,412,776
Marathon Petroleum Corp.	302,905	19,737,290
Murphy Oil Corp.	111,765	3,565,304
PBF Energy, Inc. Class A	49,556	1,916,826
Phillips 66 Co.	67,061	6,271,545
Valero Energy Corp.	214,970	17,176,103
		309,464,236
FINANCIALS - 20.9%
Banks - 11.2%
Bank of America Corp.	3,224,322	91,570,745
CIT Group, Inc.	181,875	8,444,456
Citigroup, Inc.	983,340	63,710,599
JPMorgan Chase & Co.	1,094,597	121,708,237
M&T Bank Corp.	94,614	15,990,712
Peoples United Financial, Inc.	670,865	11,310,784
PNC Financial Services Group, Inc.	88,761	12,051,969
Regions Financial Corp.	930,637	15,308,979
TCF Financial Corp.	61,723	1,388,150
U.S. Bancorp	72,991	3,975,090
Wells Fargo & Co.	1,323,268	71,826,987
		417,286,708
Capital Markets - 1.2%
Goldman Sachs Group, Inc.	18,551	3,537,490
Invesco Ltd.	352,387	7,171,075
LPL Financial	19,152	1,228,984
Morgan Stanley	746,263	33,126,615
State Street Corp.	16,423	1,199,207
		46,263,371
Consumer Finance - 2.4%
Ally Financial, Inc.	236,139	6,300,189
American Express Co.	241,366	27,098,161
Capital One Financial Corp.	326,482	29,278,906
Discover Financial Services	58,498	4,170,907
Synchrony Financial	803,726	20,880,801
		87,728,964
Diversified Financial Services - 2.2%
Berkshire Hathaway, Inc. Class B (a)	380,289	82,994,271
Donnelley Financial Solutions, Inc. (a)	14,323	238,621
		83,232,892
Insurance - 2.8%
AFLAC, Inc.	473,750	21,669,325
Allstate Corp.	234,764	20,938,601
American National Insurance Co.	4,678	596,960
Axis Capital Holdings Ltd.	25,676	1,421,167
First American Financial Corp.	338,344	16,352,166
FNF Group	233,091	7,831,858
Loews Corp.	456,702	21,949,098
Old Republic International Corp.	254,382	5,736,314
RenaissanceRe Holdings Ltd.	718	95,214
Unum Group	250,842	9,007,736
		105,598,439
Mortgage Real Estate Investment Trusts - 1.1%
Annaly Capital Management, Inc.	2,222,130	22,310,185
Chimera Investment Corp.	250,202	4,801,376
MFA Financial, Inc.	1,572,781	11,402,662
New Residential Investment Corp.	31,101	534,937
		39,049,160

TOTAL FINANCIALS		779,159,534

HEALTH CARE - 17.2%
Biotechnology - 1.4%
Amgen, Inc.	108,635	22,623,239
Biogen, Inc. (a)	8,088	2,699,127
Gilead Sciences, Inc.	359,425	25,857,035
United Therapeutics Corp. (a)	3,488	411,933
		51,591,334
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	380,507	28,176,543
Baxter International, Inc.	277,276	19,007,270
Danaher Corp.	68,669	7,522,002
Medtronic PLC	168,346	16,418,785
		71,124,600
Health Care Providers & Services - 4.6%
Anthem, Inc.	139,663	40,512,046
Centene Corp. (a)	118,697	16,884,648
Cigna Corp.	129,703	28,973,056
CVS Health Corp.	308,120	24,711,224
Express Scripts Holding Co. (a)	90,439	9,176,845
Humana, Inc.	61,379	20,222,539
Laboratory Corp. of America Holdings (a)	11,226	1,634,955
MEDNAX, Inc. (a)	17,690	711,138
Molina Healthcare, Inc. (a)	2,111	294,928
Quest Diagnostics, Inc.	227,349	20,136,301
UnitedHealth Group, Inc.	2,673	752,075
Universal Health Services, Inc. Class B	28,968	3,997,294
Wellcare Health Plans, Inc. (a)	21,627	5,512,290
		173,519,339
Health Care Technology - 0.1%
Cerner Corp. (a)	81,096	4,696,269
Life Sciences Tools & Services - 0.2%
Bio-Rad Laboratories, Inc. Class A (a)	906	248,661
Thermo Fisher Scientific, Inc.	23,657	5,903,604
		6,152,265
Pharmaceuticals - 9.0%
Allergan PLC	57,981	9,079,825
Bristol-Myers Squibb Co.	566,145	30,266,112
Eli Lilly & Co.	72,736	8,629,399
Jazz Pharmaceuticals PLC (a)	6,776	1,024,531
Johnson & Johnson	719,777	105,735,241
Merck & Co., Inc.	948,097	75,222,016
Mylan NV (a)	388,242	13,145,874
Pfizer, Inc.	2,042,069	94,404,850
		337,507,848

TOTAL HEALTH CARE		644,591,655

INDUSTRIALS - 6.7%
Aerospace & Defense - 0.9%
L3 Technologies, Inc.	1,701	311,776
Textron, Inc.	67,243	3,775,022
United Technologies Corp.	235,624	28,708,428
		32,795,226
Airlines - 0.7%
JetBlue Airways Corp. (a)	64,871	1,266,282
Southwest Airlines Co.	379,700	20,735,417
United Continental Holdings, Inc. (a)	35,715	3,453,641
		25,455,340
Commercial Services & Supplies - 1.5%
KAR Auction Services, Inc.	265,604	15,176,613
Republic Services, Inc.	308,287	23,842,917
Stericycle, Inc. (a)	15,033	722,636
Tetra Tech, Inc.	7,927	483,230
Waste Management, Inc.	159,646	14,966,813
		55,192,209
Construction & Engineering - 0.0%
EMCOR Group, Inc.	13,700	998,182
Electrical Equipment - 0.7%
AMETEK, Inc.	12,188	894,965
Eaton Corp. PLC	345,133	26,554,533
		27,449,498
Industrial Conglomerates - 0.0%
General Electric Co.	29,173	218,798
Machinery - 2.3%
AGCO Corp.	352,736	21,051,284
Caterpillar, Inc.	153,459	20,819,783
Cummins, Inc.	162,048	24,478,971
Oshkosh Corp.	25,529	1,820,984
Pentair PLC	183,785	7,847,620
Snap-On, Inc.	49,808	8,280,082
		84,298,724
Road & Rail - 0.5%
CSX Corp.	86,195	6,260,343
Norfolk Southern Corp.	5,077	866,847
Ryder System, Inc.	1,138	64,377
Union Pacific Corp.	82,764	12,727,448
		19,919,015
Trading Companies & Distributors - 0.1%
Air Lease Corp. Class A	29,263	1,137,160
WESCO International, Inc. (a)	71,420	3,814,542
		4,951,702

TOTAL INDUSTRIALS		251,278,694

INFORMATION TECHNOLOGY - 9.8%
Communications Equipment - 2.8%
Ciena Corp. (a)	16,883	550,723
Cisco Systems, Inc.	1,706,661	81,697,862
Juniper Networks, Inc.	758,525	21,777,253
		104,025,838
Electronic Equipment & Components - 0.3%
Avnet, Inc.	104,446	4,576,824
Dell Technologies, Inc. (a)(b)	76,553	8,074,810
		12,651,634
IT Services - 1.7%
Amdocs Ltd.	51,764	3,360,001
Booz Allen Hamilton Holding Corp. Class A	17,463	896,027
Conduent, Inc. (a)	387,568	4,968,622
CoreLogic, Inc. (a)	71,451	2,890,907
DXC Technology Co.	384,660	24,248,966
IBM Corp.	219,072	27,224,077
Maximus, Inc.	11,013	783,245
		64,371,845
Semiconductors & Semiconductor Equipment - 2.5%
Intel Corp.	1,679,815	82,831,678
Micron Technology, Inc. (a)	43,417	1,674,160
NXP Semiconductors NV	25,186	2,099,757
Qualcomm, Inc.	128,027	7,458,853
		94,064,448
Software - 0.8%
Microsoft Corp.	18,463	2,047,362
Oracle Corp.	331,223	16,150,433
Symantec Corp.	5,338	118,023
Synopsys, Inc. (a)	116,228	10,686,002
		29,001,820
Technology Hardware, Storage & Peripherals - 1.7%
Hewlett Packard Enterprise Co.	565,717	8,485,755
HP, Inc.	118,804	2,732,492
Seagate Technology LLC	256,967	11,072,708
Western Digital Corp.	497,432	22,578,438
Xerox Corp.	660,778	17,788,144
		62,657,537

TOTAL INFORMATION TECHNOLOGY		366,773,122

MATERIALS - 3.9%
Chemicals - 2.1%
CF Industries Holdings, Inc.	449,798	18,976,978
DowDuPont, Inc.	305,074	17,648,531
Eastman Chemical Co.	262,539	20,693,324
Huntsman Corp.	961,819	19,447,980
Westlake Chemical Corp.	15,441	1,119,318
		77,886,131
Construction Materials - 0.1%
nVent Electric PLC	152,026	3,803,691
Containers & Packaging - 0.1%
WestRock Co.	53,916	2,539,983
Metals & Mining - 1.1%
Freeport-McMoRan, Inc.	274,348	3,275,715
Nucor Corp.	390,935	23,616,383
Reliance Steel & Aluminum Co.	207,099	16,661,115
		43,553,213
Paper & Forest Products - 0.5%
Domtar Corp.	434,963	18,955,688

TOTAL MATERIALS		146,738,706

REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.9%
American Homes 4 Rent Class A	236,562	4,927,586
Apple Hospitality (REIT), Inc.	492,897	7,822,275
Brixmor Property Group, Inc.	564,808	9,319,332
Brookfield Property REIT, Inc. Class A	28,116	506,369
Empire State Realty Trust, Inc.	26,540	429,683
Gaming & Leisure Properties	367,107	12,639,494
Highwoods Properties, Inc. (SBI)	8,641	374,760
Hospitality Properties Trust (SBI)	12,434	333,729
Life Storage, Inc.	32,485	3,171,835
Park Hotels & Resorts, Inc.	629,434	19,399,156
Retail Properties America, Inc.	41,293	519,879
Senior Housing Properties Trust (SBI)	394,847	5,433,095
Spirit MTA REIT	102,666	998,940
Spirit Realty Capital, Inc.	2,555,477	18,961,639
Weyerhaeuser Co.	894,512	23,624,062
		108,461,834
Real Estate Management & Development - 0.0%
VICI Properties, Inc.	58,367	1,270,650

TOTAL REAL ESTATE		109,732,484

UTILITIES - 5.5%
Electric Utilities - 3.5%
Allete, Inc.	12,719	1,035,072
Duke Energy Corp.	196,171	17,374,865
Entergy Corp.	95,231	8,290,811
Eversource Energy	5,454	372,726
Exelon Corp.	701,282	32,532,472
NextEra Energy, Inc.	20,791	3,777,933
OGE Energy Corp.	557,192	22,075,947
PG&E Corp. (a)	188,223	4,965,323
Portland General Electric Co.	284,474	13,697,423
PPL Corp.	482,383	14,756,096
Xcel Energy, Inc.	240,229	12,600,011
		131,478,679
Gas Utilities - 0.6%
National Fuel Gas Co.	19,904	1,071,830
UGI Corp.	375,843	21,592,180
		22,664,010
Independent Power and Renewable Electricity Producers - 0.4%
NRG Energy, Inc.	320,400	12,312,972
Multi-Utilities - 1.0%
Ameren Corp.	204,675	14,044,799
CenterPoint Energy, Inc.	48,423	1,356,328
Dominion Resources, Inc.	26,065	1,941,843
MDU Resources Group, Inc.	660,299	17,478,115
Public Service Enterprise Group, Inc.	46,845	2,618,636
		37,439,721

TOTAL UTILITIES		203,895,382

TOTAL COMMON STOCKS
(Cost $3,266,377,038)		3,681,704,965
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.11% to 2.24% 1/3/19 (c)
(Cost $3,243,590)	3,250,000	3,243,738
	Shares	Value

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 2.27% (d)	40,860,268	$40,868,440
Fidelity Securities Lending Cash Central Fund 2.27% (d)(e)	11,621,451	11,622,613
TOTAL MONEY MARKET FUNDS
(Cost $52,491,053)		52,491,053
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $3,322,111,681)		3,737,439,756
NET OTHER ASSETS (LIABILITIES) - 0.0%		(401,803)
NET ASSETS - 100%		$3,737,037,953

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	415	Dec. 2018	$57,234,725	$1,724,472	$1,724,472

The notional amount of futures purchased as a percentage of Net Assets is 1.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,108,929.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$197,322
Fidelity Securities Lending Cash Central Fund	4,498
Total	$201,820

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$333,226,267	$333,226,267	$--	$--
Consumer Discretionary	194,558,427	194,558,427	--	--
Consumer Staples	342,286,458	342,286,458	--	--
Energy	309,464,236	309,464,236	--	--
Financials	779,159,534	779,159,534	--	--
Health Care	644,591,655	644,591,655	--	--
Industrials	251,278,694	251,278,694	--	--
Information Technology	366,773,122	366,773,122	--	--
Materials	146,738,706	146,738,706	--	--
Real Estate	109,732,484	109,732,484	--	--
Utilities	203,895,382	203,895,382	--	--
U.S. Government and Government Agency Obligations	3,243,738	--	3,243,738	--
Money Market Funds	52,491,053	52,491,053	--	--
Total Investments in Securities:	$3,737,439,756	$3,734,196,018	$3,243,738	$--
Derivative Instruments:
Assets
Futures Contracts	$1,724,472	$1,724,472	$--	$--
Total Assets	$1,724,472	$1,724,472	$--	$--
Total Derivative Instruments:	$1,724,472	$1,724,472	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Mid Cap Enhanced Index Fund

November 30, 2018

MCE-QTLY-0119
1.870939.110

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
COMMUNICATION SERVICES - 3.7%
Entertainment - 0.7%
Viacom, Inc. Class B (non-vtg.)	244,481	$7,544,684
Media - 2.4%
AMC Networks, Inc. Class A (a)	3,825	228,965
CBS Corp. Class B	32,319	1,751,043
DISH Network Corp. Class A (a)	6,731	220,508
Interpublic Group of Companies, Inc.	161,023	3,784,041
Liberty Media Corp.:
Liberty SiriusXM Series A (a)	41,357	1,645,595
Liberty SiriusXM Series C (a)	122,270	4,905,472
Omnicom Group, Inc. (b)	115,741	8,908,585
Tribune Media Co. Class A	162,080	6,525,341
		27,969,550
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc. (a)	8,535	584,221
Telephone & Data Systems, Inc.	181,910	6,499,644
U.S. Cellular Corp. (a)	6,416	358,398
		7,442,263

TOTAL COMMUNICATION SERVICES		42,956,497

CONSUMER DISCRETIONARY - 14.1%
Auto Components - 1.7%
BorgWarner, Inc.	175,741	6,955,829
Gentex Corp.	315,551	7,106,209
Lear Corp.	40,955	5,580,119
		19,642,157
Diversified Consumer Services - 0.5%
Grand Canyon Education, Inc. (a)	46,834	5,730,608
Hotels, Restaurants & Leisure - 0.7%
Domino's Pizza, Inc.	1,963	544,379
Extended Stay America, Inc. unit	11,458	208,536
U.S. Foods Holding Corp. (a)	210,738	6,992,287
Yum! Brands, Inc.	1,535	141,558
		7,886,760
Household Durables - 1.9%
D.R. Horton, Inc.	151,179	5,626,882
Garmin Ltd.	111,692	7,445,389
NVR, Inc. (a)	2,194	5,375,300
Toll Brothers, Inc.	128,304	4,230,183
		22,677,754
Internet & Direct Marketing Retail - 0.4%
eBay, Inc. (a)	162,635	4,854,655
Leisure Products - 0.3%
Hasbro, Inc.	41,965	3,818,815
Multiline Retail - 1.3%
Dollar General Corp.	16,526	1,834,221
Kohl's Corp.	92,831	6,235,458
Macy's, Inc.	189,622	6,488,865
Target Corp.	3,132	222,247
		14,780,791
Specialty Retail - 4.1%
AutoZone, Inc. (a)	11,614	9,396,539
Best Buy Co., Inc.	107,030	6,913,068
Dick's Sporting Goods, Inc. (b)	140,264	5,046,699
Foot Locker, Inc.	107,128	6,042,019
Gap, Inc.	213,682	5,831,382
O'Reilly Automotive, Inc. (a)	6,125	2,124,028
Ross Stores, Inc.	110,802	9,706,255
Tiffany & Co., Inc.	1,044	95,004
Ulta Beauty, Inc. (a)	4,196	1,249,527
Urban Outfitters, Inc. (a)	22,946	874,013
		47,278,534
Textiles, Apparel & Luxury Goods - 3.2%
Columbia Sportswear Co.	12,558	1,146,922
lululemon athletica, Inc. (a)	56,750	7,522,213
Michael Kors Holdings Ltd. (a)	79,808	3,491,600
PVH Corp.	38,919	4,300,939
Ralph Lauren Corp.	58,677	6,536,618
Tapestry, Inc.	99,921	3,889,925
VF Corp.	119,770	9,736,103
		36,624,320

TOTAL CONSUMER DISCRETIONARY		163,294,394

CONSUMER STAPLES - 4.4%
Beverages - 0.4%
Molson Coors Brewing Co. Class B	65,551	4,311,289
Food & Staples Retailing - 0.8%
Kroger Co.	329,422	9,770,657
Food Products - 2.4%
Archer Daniels Midland Co.	213,992	9,847,912
Bunge Ltd.	3,238	184,793
Conagra Brands, Inc.	327	10,575
Ingredion, Inc.	23,408	2,445,200
Lamb Weston Holdings, Inc.	4,394	337,020
The Hershey Co.	57,372	6,213,388
Tyson Foods, Inc. Class A	143,949	8,485,794
		27,524,682
Household Products - 0.8%
Clorox Co.	8,507	1,408,929
Colgate-Palmolive Co.	89,761	5,701,619
Energizer Holdings, Inc.	24,531	1,099,725
Spectrum Brands Holdings, Inc.	10,406	513,848
		8,724,121

TOTAL CONSUMER STAPLES		50,330,749

ENERGY - 4.2%
Oil, Gas & Consumable Fuels - 4.2%
Cabot Oil & Gas Corp.	244,307	6,146,764
Cheniere Energy, Inc. (a)	127,888	7,816,515
Devon Energy Corp.	248,053	6,704,873
HollyFrontier Corp.	72,072	4,502,338
Marathon Oil Corp.	420,458	7,017,444
Marathon Petroleum Corp.	27,068	1,763,751
Murphy Oil Corp.	215,611	6,877,991
ONEOK, Inc.	14,547	893,622
PBF Energy, Inc. Class A	121,959	4,717,374
Peabody Energy Corp.	80,183	2,496,899
		48,937,571
FINANCIALS - 11.7%
Banks - 3.3%
Comerica, Inc.	73,100	5,788,058
Cullen/Frost Bankers, Inc.	3,964	397,668
Fifth Third Bancorp	69,032	1,928,064
KeyCorp	22,241	407,900
M&T Bank Corp.	59,817	10,109,671
Peoples United Financial, Inc.	77,174	1,301,154
PNC Financial Services Group, Inc.	100	13,578
Regions Financial Corp.	528,454	8,693,068
SunTrust Banks, Inc.	142,457	8,930,629
		37,569,790
Capital Markets - 2.3%
Evercore, Inc. Class A	13,072	1,079,224
FactSet Research Systems, Inc.	30,465	7,143,738
LPL Financial	99,290	6,371,439
Morningstar, Inc.	50,614	5,979,538
MSCI, Inc.	26,292	4,130,210
SEI Investments Co.	33,194	1,782,518
		26,486,667
Consumer Finance - 1.7%
Ally Financial, Inc.	1,734	46,263
Capital One Financial Corp.	969	86,900
Discover Financial Services	138,264	9,858,223
OneMain Holdings, Inc. (a)	39,019	1,142,086
Synchrony Financial	335,780	8,723,564
		19,857,036
Insurance - 3.2%
American International Group, Inc. warrants 1/19/21 (a)	574	4,219
First American Financial Corp.	108,507	5,244,143
FNF Group	216,155	7,262,808
Loews Corp.	169,693	8,155,446
Old Republic International Corp.	277,922	6,267,141
Progressive Corp.	87,054	5,770,810
Unum Group	116,281	4,175,651
		36,880,218
Mortgage Real Estate Investment Trusts - 1.0%
Annaly Capital Management, Inc.	576,998	5,793,060
MFA Financial, Inc.	773,844	5,610,369
		11,403,429
Thrifts & Mortgage Finance - 0.2%
Essent Group Ltd. (a)	5,394	207,993
Radian Group, Inc.	114,466	2,106,174
		2,314,167

TOTAL FINANCIALS		134,511,307

HEALTH CARE - 11.8%
Biotechnology - 1.2%
Alnylam Pharmaceuticals, Inc. (a)	5,795	470,322
bluebird bio, Inc. (a)(b)	3,726	457,888
Celgene Corp. (a)	4,635	334,740
Regeneron Pharmaceuticals, Inc. (a)	16,150	5,905,248
Sage Therapeutics, Inc. (a)	2,131	245,683
Sarepta Therapeutics, Inc. (a)(b)	2,975	385,173
United Therapeutics Corp. (a)	51,997	6,140,846
		13,939,900
Health Care Equipment & Supplies - 3.2%
Baxter International, Inc.	83,356	5,714,054
DexCom, Inc. (a)	23,901	3,097,331
Edwards Lifesciences Corp. (a)	72,269	11,708,301
Hill-Rom Holdings, Inc.	700	67,872
Hologic, Inc. (a)	184,587	8,197,509
IDEXX Laboratories, Inc. (a)	5,154	1,050,179
Masimo Corp. (a)	38,885	4,293,682
Varian Medical Systems, Inc. (a)	6,681	824,369
Zimmer Biomet Holdings, Inc.	15,721	1,839,671
		36,792,968
Health Care Providers & Services - 4.1%
Amedisys, Inc. (a)	7,994	1,089,183
Cardinal Health, Inc.	122,802	6,733,234
Centene Corp. (a)	76,587	10,894,501
Cigna Corp.	17,017	3,801,257
HCA Holdings, Inc.	42,367	6,100,424
Humana, Inc.	18,629	6,137,697
Laboratory Corp. of America Holdings (a)	24,784	3,609,542
Quest Diagnostics, Inc.	82,033	7,265,663
Universal Health Services, Inc. Class B	8,437	1,164,222
		46,795,723
Life Sciences Tools & Services - 2.2%
Agilent Technologies, Inc.	139,372	10,083,564
Bio-Rad Laboratories, Inc. Class A (a)	10,650	2,922,999
Bruker Corp.	147,787	4,897,661
Illumina, Inc. (a)	6,540	2,207,250
PRA Health Sciences, Inc. (a)	49,243	5,748,628
		25,860,102
Pharmaceuticals - 1.1%
Jazz Pharmaceuticals PLC (a)	15,844	2,395,613
Mylan NV (a)	250,327	8,476,072
Nektar Therapeutics (a)	49,200	1,987,188
		12,858,873

TOTAL HEALTH CARE		136,247,566

INDUSTRIALS - 11.9%
Aerospace & Defense - 0.5%
Curtiss-Wright Corp.	9,653	1,065,691
Harris Corp.	6,421	917,882
L3 Technologies, Inc.	6,419	1,176,539
Raytheon Co.	10,824	1,897,880
United Technologies Corp.	1,949	237,466
		5,295,458
Air Freight & Logistics - 0.0%
C.H. Robinson Worldwide, Inc.	4,898	452,232
Airlines - 0.6%
JetBlue Airways Corp. (a)	181,253	3,538,059
Southwest Airlines Co.	33,480	1,828,343
United Continental Holdings, Inc. (a)	14,106	1,364,050
		6,730,452
Building Products - 0.1%
Armstrong World Industries, Inc.	8,225	550,993
Commercial Services & Supplies - 1.4%
KAR Auction Services, Inc.	116,379	6,649,896
Republic Services, Inc.	115,810	8,956,745
		15,606,641
Construction & Engineering - 0.1%
EMCOR Group, Inc.	15,946	1,161,826
Electrical Equipment - 1.0%
Acuity Brands, Inc.	38,019	4,943,230
GrafTech International Ltd.	57,147	903,494
Regal Beloit Corp.	66,726	5,216,639
Rockwell Automation, Inc.	5,844	1,018,843
		12,082,206
Machinery - 5.9%
AGCO Corp.	115,777	6,909,571
Allison Transmission Holdings, Inc.	145,286	6,844,423
Cummins, Inc.	66,719	10,078,572
Ingersoll-Rand PLC	99,899	10,341,544
Lincoln Electric Holdings, Inc.	76,246	6,553,344
Oshkosh Corp.	93,606	6,676,916
PACCAR, Inc.	152,432	9,484,319
Parker Hannifin Corp.	14,933	2,569,073
Pentair PLC	159,481	6,809,839
WABCO Holdings, Inc. (a)	16,153	1,961,782
		68,229,383
Professional Services - 1.4%
Insperity, Inc.	33,822	3,383,553
Manpower, Inc.	60,176	4,885,088
Robert Half International, Inc.	111,671	6,904,618
TransUnion Holding Co., Inc.	23,007	1,485,562
		16,658,821
Trading Companies & Distributors - 0.9%
HD Supply Holdings, Inc. (a)	28,013	1,117,719
W.W. Grainger, Inc.	27,425	8,612,547
WESCO International, Inc. (a)	8,299	443,250
		10,173,516

TOTAL INDUSTRIALS		136,941,528

INFORMATION TECHNOLOGY - 19.3%
Communications Equipment - 1.5%
EchoStar Holding Corp. Class A (a)	700	29,288
F5 Networks, Inc. (a)	44,058	7,576,654
Juniper Networks, Inc.	263,732	7,571,746
Motorola Solutions, Inc.	17,837	2,341,106
		17,518,794
Electronic Equipment & Components - 2.3%
CDW Corp.	9,241	856,456
Dell Technologies, Inc. (a)	90,863	9,584,229
Dolby Laboratories, Inc. Class A	5,660	398,464
Keysight Technologies, Inc. (a)	62,657	3,873,456
National Instruments Corp.	91,423	4,476,070
Zebra Technologies Corp. Class A (a)	43,574	7,834,605
		27,023,280
Internet Software & Services - 0.2%
CarGurus, Inc. Class A (a)	48,270	1,878,186
IT Services - 6.5%
Amdocs Ltd.	46,127	2,994,104
Booz Allen Hamilton Holding Corp. Class A	141,887	7,280,222
Broadridge Financial Solutions, Inc.	55,971	5,925,650
DXC Technology Co.	140,905	8,882,651
Fidelity National Information Services, Inc.	111,485	12,034,790
GoDaddy, Inc. (a)	113,425	7,402,116
Okta, Inc. (a)	7,281	463,436
Paychex, Inc.	44,441	3,144,645
Sabre Corp.	272,590	6,970,126
Square, Inc. (a)	121,110	8,458,322
The Western Union Co.	351,596	6,585,393
Twilio, Inc. Class A (a)(b)	48,949	4,625,191
		74,766,646
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Micro Devices, Inc. (a)	49,387	1,051,943
KLA-Tencor Corp.	51,419	5,067,857
Lam Research Corp.	65,302	10,249,802
Maxim Integrated Products, Inc.	129,085	7,218,433
ON Semiconductor Corp. (a)	10,092	193,565
Xilinx, Inc.	69,415	6,419,499
		30,201,099
Software - 4.1%
Aspen Technology, Inc. (a)	26,932	2,324,232
Atlassian Corp. PLC (a)	89,365	7,680,028
Cadence Design Systems, Inc. (a)	177,066	7,975,053
Citrix Systems, Inc.	78,415	8,544,883
Fortinet, Inc. (a)	10,133	748,221
Intuit, Inc.	28,679	6,152,506
Red Hat, Inc. (a)	22,002	3,928,677
Symantec Corp.	48,437	1,070,942
Synopsys, Inc. (a)	86,909	7,990,413
Tableau Software, Inc. (a)	8,839	1,101,693
		47,516,648
Technology Hardware, Storage & Peripherals - 2.1%
HP, Inc.	252,339	5,803,797
NetApp, Inc.	126,608	8,466,277
Western Digital Corp.	177,123	8,039,613
Xerox Corp.	57,401	1,545,235
		23,854,922

TOTAL INFORMATION TECHNOLOGY		222,759,575

MATERIALS - 5.5%
Chemicals - 1.8%
Cabot Corp.	5,836	287,131
Celanese Corp. Class A	3,967	400,389
CF Industries Holdings, Inc.	168,310	7,100,999
Eastman Chemical Co.	86,650	6,829,753
Huntsman Corp.	321,000	6,490,620
The Mosaic Co.	11,431	411,516
		21,520,408
Construction Materials - 0.1%
nVent Electric PLC	47,951	1,199,734
Containers & Packaging - 0.5%
WestRock Co.	114,556	5,396,733
Metals & Mining - 2.7%
Freeport-McMoRan, Inc.	710,124	8,478,881
Newmont Mining Corp.	264,121	8,541,673
Nucor Corp.	150,943	9,118,467
Reliance Steel & Aluminum Co.	41,303	3,322,826
Steel Dynamics, Inc.	37,208	1,309,722
		30,771,569
Paper & Forest Products - 0.4%
Domtar Corp.	99,641	4,342,355

TOTAL MATERIALS		63,230,799

REAL ESTATE - 7.2%
Equity Real Estate Investment Trusts (REITs) - 7.0%
American Homes 4 Rent Class A	77,266	1,609,451
Apartment Investment & Management Co. Class A	10,080	474,667
Apple Hospitality (REIT), Inc.	375,441	5,958,249
Brixmor Property Group, Inc.	420,036	6,930,594
Columbia Property Trust, Inc.	14,184	304,530
DDR Corp.	20,301	252,544
Equity Commonwealth	190,564	6,054,218
Equity Lifestyle Properties, Inc.	7,584	754,836
Essex Property Trust, Inc.	4,468	1,172,895
Gaming & Leisure Properties	209,627	7,217,458
Hospitality Properties Trust (SBI)	93,178	2,500,898
Host Hotels & Resorts, Inc.	430,823	8,185,637
Liberty Property Trust (SBI)	95,672	4,332,985
Park Hotels & Resorts, Inc.	231,927	7,147,990
Prologis, Inc.	7,002	471,515
Rayonier, Inc.	25,424	804,161
Retail Properties America, Inc.	531,730	6,694,481
Senior Housing Properties Trust (SBI)	320,383	4,408,470
Simon Property Group, Inc.	7,649	1,420,343
Spirit Realty Capital, Inc.	732,663	5,436,359
Weyerhaeuser Co.	337,439	8,911,764
		81,044,045
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	28,728	1,254,839
VICI Properties, Inc.	39,209	853,580
		2,108,419

TOTAL REAL ESTATE		83,152,464

UTILITIES - 5.4%
Electric Utilities - 2.8%
Entergy Corp.	48,419	4,215,358
FirstEnergy Corp.	72,992	2,761,287
OGE Energy Corp.	188,635	7,473,719
Portland General Electric Co.	16,891	813,302
PPL Corp.	224,623	6,871,218
Vistra Energy Corp. (a)	126,095	2,960,711
Xcel Energy, Inc.	125,731	6,594,591
		31,690,186
Gas Utilities - 0.7%
National Fuel Gas Co.	13,926	749,915
UGI Corp.	135,865	7,805,444
		8,555,359
Independent Power and Renewable Electricity Producers - 0.7%
NRG Energy, Inc.	207,397	7,970,267
The AES Corp.	15,820	245,052
		8,215,319
Multi-Utilities - 1.2%
Ameren Corp.	2,246	154,121
CenterPoint Energy, Inc.	255,496	7,156,443
MDU Resources Group, Inc.	239,319	6,334,774
		13,645,338

TOTAL UTILITIES		62,106,202

TOTAL COMMON STOCKS
(Cost $1,069,836,215)		1,144,468,652
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.1% 1/3/19 (c)
(Cost $648,757)	650,000	648,748
	Shares	Value

Money Market Funds - 1.9%
Fidelity Cash Central Fund, 2.27% (d)	6,689,001	$6,690,339
Fidelity Securities Lending Cash Central Fund 2.27% (d)(e)	14,805,847	14,807,327
TOTAL MONEY MARKET FUNDS
(Cost $21,497,666)		21,497,666
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $1,091,982,638)		1,166,615,066
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(13,244,408)
NET ASSETS - 100%		$1,153,370,658

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	53	Dec. 2018	$9,961,350	$246,336	$246,336

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $424,181.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$49,613
Fidelity Securities Lending Cash Central Fund	3,442
Total	$53,055

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$42,956,497	$42,956,497	$--	$--
Consumer Discretionary	163,294,394	163,294,394	--	--
Consumer Staples	50,330,749	50,330,749	--	--
Energy	48,937,571	48,937,571	--	--
Financials	134,511,307	134,511,307	--	--
Health Care	136,247,566	136,247,566	--	--
Industrials	136,941,528	136,941,528	--	--
Information Technology	222,759,575	222,759,575	--	--
Materials	63,230,799	63,230,799	--	--
Real Estate	83,152,464	83,152,464	--	--
Utilities	62,106,202	62,106,202	--	--
U.S. Government and Government Agency Obligations	648,748	--	648,748	--
Money Market Funds	21,497,666	21,497,666	--	--
Total Investments in Securities:	$1,166,615,066	$1,165,966,318	$648,748	$--
Derivative Instruments:
Assets
Futures Contracts	$246,336	$246,336	$--	$--
Total Assets	$246,336	$246,336	$--	$--
Total Derivative Instruments:	$246,336	$246,336	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust II

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 28, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	January 28, 2019